SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Payables and Accruals [Abstract]
Payroll payable	$ 1,276,472	$ 813,223
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	66,800	65,589
Other	4,109	4,877
Other payables and other current liabilities	$ 1,427,481	$ 963,789